Risk Lose Money [Member] Expense Example, No Redemption - S000059078 [Member] - C000193701 [Member]	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	93
Expense Example, No Redemption, 5 Years	163
Expense Example, No Redemption, 10 Years	$ 368